Land Use Rights (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Land Use Rights
Land use rights	$ 12,267,235		$ 12,182,100		$ 11,740,943
Accumulated Amortization On Land Use Rights	1,346,759		(1,113,338)		(641,068)
Land use rights, Total	$ 10,920,476	[1]	$ 11,068,762	[1]	$ 11,099,875	[2]

[1]	Note 11
[2]	Note 9